Fair Value Disclosures (Details 4) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Commercial mortgage loans on real estate	$ 420,569	$ 499,814
Policy loans	10,031	11,663
Financial Liabilities
Obligation under securities agreements	0	42,941
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	10,031	11,663
Other investments	0	0
Total financial assets	10,031	11,663
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreements		42,941
Total financial liabilities		42,941
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Other investments	0	0
Total financial assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreements		0
Total financial liabilities		0
Level 3
Financial Assets
Commercial mortgage loans on real estate	443,678	569,754
Policy loans	0	0
Other investments	365	944
Total financial assets	444,043	570,698
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	240,124	255,472
Obligation under securities agreements		0
Total financial liabilities		255,472
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	420,569	499,814
Policy loans	10,031	11,663
Other investments	365	944
Total financial assets	430,965	512,421
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	220,053	227,240
Obligation under securities agreements		42,941
Total financial liabilities		270,181
Total
Financial Assets
Commercial mortgage loans on real estate	443,678	569,754
Policy loans	10,031	11,663
Other investments	365	944
Total financial assets	454,074	582,361
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 240,124	255,472
Obligation under securities agreements		42,941
Total financial liabilities		$ 298,413